Minimum Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2022
Banking and Thrift, Interest [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations
The Company’s actual capital amounts and ratios are presented in the following table:

	Actual		For Capital Adequacy		To Be Well- Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2022
Total regulatory capital (to risk-weighted assets)	$2,906,742	17.89%	$1,299,657	≥8%	$1,624,571	≥10%
Common equity Tier 1 capital (to risk-weighted assets)	2,751,694	16.94	731,057	≥4.5	1,055,971	≥6.5
Tier 1 capital (to risk-weighted assets)	2,751,694	16.94	974,743	≥6	1,299,657	≥8
Tier 1 capital (to average assets) leverage	2,751,694	12.03	915,233	≥4	1,144,041	≥5
As of December 31, 2021
Total regulatory capital (to risk-weighted assets)	$2,939,016	19.77%	$1,189,466	>8%	$1,486,832	>10%
Common equity Tier 1 capital (to risk-weighted assets)	2,831,102	19.04	669,075	4.5	966,441	6.5
Tier 1 capital (to risk-weighted assets)	2,831,102	19.04	892,099	6	1,189,466	8
Tier 1 capital (to average assets) leverage	2,831,102	13.96	811,000	4	1,013,750	5